Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Short Term Borrowings

Short term borrowings as of December 31, 2017, 2016 and 2015 and the related maximum amounts outstanding at the end of any month in each of the three years then ended are presented below.

(Dollars in thousands)	December 31,			Maximum Outstanding at Any Month End
	2017	2016	2015	2017	2016	2015
Securities sold under
agreements to repurchase	$9,769	$4,496	$4,996	$9,769	$6,018	$5,106
Short-term borrowings with
Federal Home Loan Bank:
Overnight advances	12,000	27,700	30,061	30,721	32,300	35,234
Mid-term repo	-	-	-	-	-	6,250
	$21,769	$32,196	$35,057	$40,490	$38,318	$46,590

The following table presents supplemental information related to short-term borrowings.

	Securities sold under agreements			Short-term borrowings with
(Dollars in thousands)	to repurchase			Federal Home Loan Bank
	2017	2016	2015	2017	2016	2015
Amount outstanding
as of December 31	$9,769	$4,496	$4,996	$12,000	$27,700	$30,061
Weighted average interest rate
as of December 31	0.32%	0.18%	0.10%	1.54%	0.74%	0.44%
Average amount outstanding
during the year	4,823	4,712	4,716	25,476	15,696	16,309
Weighted average interest rate
during the year	0.64%	0.11%	0.10%	1.16%	0.60%	0.38%

Summary of the Scheduled Maturities of Long-Term Debt

The following table summarizes the scheduled maturities of long-term debt as of December 31, 2017.

(Dollars in thousands)
	Scheduled	Weighted Average
Year	Maturities	Interest Rate
2018	$10,000	1.33%
2019	15,000	1.59%
2020	-	-
2021	-	-
2022	-	-
Thereafter	-	-
	$25,000	1.49%